Asset Retirement Obligation (Change in Asset Retirement Obligations) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Change in ARO
Balance, January 1	$ 217	$ 192
Accretion included in depreciation expense	11	10
Additions	5	11
Revisions in estimated cash flows	0	2
Classified as assets held for sale	(1)	(1)
Liabilities settled	(2)	(2)
Change in FX rate	(2)	5
Balance, December 31	$ 228	$ 217